SELECTED STATEMENT OF OPERATIONS DATA (Details 7) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,767	18,679	18,467
Add - incremental shares from assumed exercise of options	79	124	146
Weighted average number of shares used in computation of diluted EPS	18,846	18,803	18,613